U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2


        Read instructions at end of Form before preparing Form.
                         Please print or type.

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1.   Name and address of issuer:  Lincoln Life & Annuity Flexible Premium
                                  Variable Life Account M
                                  100 Madison Street, Suite 1860
                                  Syracuse, NY 13202-2802

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2.   Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


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3.   Investment Company Act File Number:  811-08559

     Securities Act File Number: 333-042507
                                 333-052194
                                 333-061594
                                 333-084684
                                 333-084688

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4(a) Last day of fiscal year for which this notice is filed: December 31, 2003

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4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registraion fee due.

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4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                       $  8,925,935

     (ii)   Aggregate price of shares redeemed or
            repurchased during the fiscal year:     $  4,924,227

     (iii)  Aggregate price of shares redeemed or
            repurchased during any prior fiscal
            year ending no earlier than October
            11, 1995 that were not previously used
            to reduce registration fees payable to
            the Commission:                         $          0

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii):                            $  4,924,227

     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                        $  4,001,708

     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                  $(         0)

     (vii)  Multiplier for determining registration
            fee (See Instruction C.6)                                x  .0001267

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                                  $   507.02

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

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

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7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                             $        0

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8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                         $   507.02

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     March 26, 2004

     Method of Delivery:
                        [X] Wire Transfer
                        [ ] Mail or other means

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

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.

                                    By: /s/ Rise' Taylor
                                        -----------------------------
                                        Rise' Taylor
                                        Vice President

Date: March 26, 2004
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